Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of information by segment
	Consumer product			EV			Biodegradable packaging			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Revenue from external customers	$49,010,849	$53,411,271	$41,899,677	$520,625	$1,852,402	$383,993	$3,958,820	$-	$-	$53,490,294	$55,263,673	$42,283,670
Cost of revenue	39,009,243	43,427,306	37,411,824	538,226	1,405,041	395,473	3,850,287	-	-	43,397,756	44,832,347	37,807,297
Gross profit	10,001,606	9,983,965	4,487,853	(17,601)	447,361	(11,480)	108,533	-	-	10,092,538	10,431,326	4,476,373
Interest expenses	476,173	265,248	300,125	125,864	475,152	-	-	-	-	602,037	740,400	300,125
Depreciation & amortization	237,334	271,536	244,601	115,874	645,066	633,315	-	-	-	353,208	916,602	877,916
Capital expenditure	4,264	11,417	2,489	77,701	213,111	142,317	-	-	-	81,965	224,528	144,806
Segment assets	128,554,402	128,727,344	106,775,636	4,623,550	5,799,714	9,519,609	954,052	-	-	134,132,004	134,527,058	116,295,245
Segment profit	$4,627,986	$4,810,563	$2,216,371	$(1,713,698)	$(15,503,545)	$(12,238,599)	$(328,092)	$-	$-	$2,586,196	$(10,692,982)	$(10,022,228)

Schedule of long-lived assets, by geographic information about the revenues
	Years ended December 31
	2022	2021	2020
Revenue from China	$53,475,870	$55,263,673	$42,283,670
Revenue directly from foreign countries	14,424	-	-
Total Revenue	$53,490,294	$55,263,673	$42,283,670